Revenue (Tables)	12 Months Ended
Dec. 31, 2020
Disaggregation of Revenue [Table Text Block]
DPL's revenue from contracts with customers was $645.0 million, $720.6 million and $715.2 million for the years ended December 31, 2020, 2019 and 2018, respectively. The following table presents our revenue from contracts with customers and other revenue by segment for the years ended December 31, 2020, 2019 and 2018:

$ in millions	Utility	Other	Adjustments and Eliminations	Total
	Year ended December 31, 2020
Retail revenue
Retail revenue from contracts with customers
Residential revenue	$362.3	$—	$—	$362.3
Commercial revenue	114.6	—	—	114.6
Industrial revenue	51.2	—	—	51.2
Governmental revenue	36.6	—	—	36.6
Other (a)	12.7	—	—	12.7
Total retail revenue from contracts with customers	577.4	—	—	577.4
Other retail revenue (b)	9.0	—	—	9.0
Wholesale revenue
Wholesale revenue from contracts with customers	11.0	—	(0.9)	10.1
RTO ancillary revenue	44.0	—	—	44.0
Capacity revenue	4.2	—	—	4.2
Miscellaneous revenue
Miscellaneous revenue from contracts with customers (c)	—	9.3	—	9.3
Miscellaneous revenue	6.5	3.6	(3.6)	6.5
Total revenues	$652.1	$12.9	$(4.5)	$660.5

$ in millions	Utility	Other	Adjustments and Eliminations	Total
	Year ended December 31, 2019
Retail revenue
Retail revenue from contracts with customers
Residential revenue	$403.5	$—	$—	$403.5
Commercial revenue	130.3	—	—	130.3
Industrial revenue	55.3	—	—	55.3
Governmental revenue	42.4	—	—	42.4
Other (a)	13.8	—	—	13.8
Total retail revenue from contracts with customers	645.3	—	—	645.3
Other retail revenue (b)	22.0	—	—	22.0
Wholesale revenue
Wholesale revenue from contracts with customers	17.2	—	(1.0)	16.2
RTO ancillary revenue	43.5	—	—	43.5
Capacity revenue	6.2	—	—	6.2
Miscellaneous revenue
Miscellaneous revenue from contracts with customers (c)	—	9.4	—	9.4
Miscellaneous revenue	1.2	3.2	(3.3)	1.1
Total revenues	$735.4	$12.6	$(4.3)	$743.7

$ in millions	Utility	Other	Adjustments and Eliminations	Total
	Year ended December 31, 2018
Retail revenue
Retail revenue from contracts with customers
Residential revenue	$404.0	$—	$—	$404.0
Commercial revenue	118.9	—	—	118.9
Industrial revenue	48.9	—	—	48.9
Governmental revenue	40.8	—	(1.0)	39.8
Other (a)	13.2	—	—	13.2
Total retail revenue from contracts with customers	625.8	—	(1.0)	624.8
Other retail revenue (b)	32.1	—	—	32.1
Wholesale revenue
Wholesale revenue from contracts with customers	29.9	—	—	29.9
RTO ancillary revenue	43.1	—	—	43.1
Capacity revenue	7.8	0.1	—	7.9
Miscellaneous revenue
Miscellaneous revenue from contracts with customers (c)	—	9.5	—	9.5
Miscellaneous revenue	—	2.8	(2.8)	—
Total revenues	$738.7	$12.4	$(3.8)	$747.3

(a)    "Other" primarily includes Wright-Patterson Air Force Base revenues, billing service fees from CRES providers and other miscellaneous retail revenues from contracts with customers.
(b)    Other retail revenue primarily includes alternative revenue programs not accounted for under FASC 606.
(c)    Miscellaneous revenue from contracts with customers primarily includes revenues for various services provided by Miami Valley Lighting.